Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary Of Revenue By Channel
The table below presents revenue by channel for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
Product Revenue by Sales Channel	2023	2022
Product Revenue
Direct-to-consumer	$1,079	$1,635
Reseller	261	416
Returns	(164)	(211)

Revenue	$1,176	$1,840